Convertible Note	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Convertible Note [Abstract]
CONVERTIBLE NOTE

NOTE 7 — CONVERTIBLE NOTE:

During December 2021 to April 2022, the Company offered up to $3,000 of the Company’s 6% convertible note where both principal and 6% annual interest are due three years from the date of execution (the “Notes”). The Notes were subject to optional and mandatory conversion into shares of the Company’s Common stock, $0.0001 par value. In January 2022 the Company performed a first closing of $2,100 convertible notes out of the $3,000 offered, and in April 2022, a second closing of $60 convertible notes, which private placement was completed pursuant to an exemption from registration under Rule 506(b) of the Securities Act of 1933, as amended (“Securities Act”) and was funded by this amount (less fees and expenses). The notes were convertible at any time by the holders into common stock and automatically converted to common stock upon the consummation of an Initial Public Offering (“IPO”) at a 40% discounted conversion price.

The Notes had an optional conversion price at a 40% discount based on a $50m value in the event that an IPO is not consummated and if an IPO is not consummated within 18 months of the issuance of the Notes, the value of the Notes would be set at 110% of their then balance.

Prior to the IPO, discussed further in Note 2, the Company determined that the predominant scenario was the IPO event. The Company measured the convertible note in its entirety at fair value with changes in fair value recognized as financial income or loss in accordance with ASC 480-10. On May 17, 2022, the Company finalized its IPO, as discussed in Note 2 and the notes were converted into the Company’s common stock. The following table presents a roll forward of the fair value of the Notes in the year ended December 31, 2022:

December 31, 2022
Fair value at the beginning of the period	$—
Additions	1,847
Change in fair value reported in statement of comprehensive loss	1,753
Conversion to the Company’s common stock	(3,600)
Fair value at the end of the period	$—

The Company recorded other expense (income) associated with the Notes during the three and nine months ended September 30, 2023, and September 30, 2022, in the amount of $0, $0, $0 and $1,753, respectively.

NOTE 10 — CONVERTIBLE NOTE:

During December 2021 to April 2022, the Company offered up to $3,000 of the Company’s 6% convertible note where both principal and 6% annual interest are due three years from the date of execution (the “Notes”). The Notes were subject to optional and mandatory conversion into shares of the Company’s Common stock, $0.0001 par value. In January 2022 the Company performed a first closing of $2,100 convertible notes out of the $3,000 offered, and in April 2022, a second closing of $60 convertible notes, which private placement was completed pursuant to an exemption from registration under Rule 506(b) of the Securities Act of 1933, as amended (“Securities Act”)and was funded by this amount (less fees and expenses). The notes were convertible at any time by the holders into common stock and automatically converted to common stock upon the consummation of an Initial Public Offering (“IPO”) at a 40% discounted conversion price.

The Notes had an optional conversion price at a 40% discount based on a $50m value in the event that an IPO is not consummated and if an IPO is not consummated within 18 months of the issuance of the Notes, the value of the Notes would be set at 110% of their then balance.

Prior to the IPO, discussed further in Note 2, the Company determined that the predominant scenario was the IPO event. The Company measured the convertible note in its entirety at fair value with changes in fair value recognized as financial income or loss in accordance with ASC 480-10.

On May 17, 2022, the Company finalized its IPO, as discussed in Note 2 and the notes were converted into the Company’s common stock. The following table presents a roll forward of the fair value of the Notes in the year ended December 31, 2022:

December 31, 2022
Fair value at the beginning of the period	$—
Additions	1,847
Change in fair value reported in statement of comprehensive loss	1,753
Conversion to the Company’s common stock	(3,600)
Fair value at the end of the period	$—

The Company recorded financial expenses associated with the Notes during the year ended December 31, 2022, in the amount of $1,753.